Convertible Loans from Shareholders (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 05, 2012 Unsecured Loan by Tamir [Member]	Jun. 07, 2012 Unsecured Loan by Paneth [Member]
Debt Instrument [Line Items]
Long-term loan from shareholders	$ 400		$ 200	$ 200